Finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Employee future benefit plan expense (note 19)	$ (164)	$ (208)
Pension administration expense	(110)	(120)
Investment and other income	1,181	3,411
Foreign exchange gain (loss)	4,875	(420)
Government levies	(1,500)	0
Finance income and other	4,282	2,663
Finance expense	$ (1,303)	$ (1,434)